Derivative Financial Instruments	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments [Abstract]
Derivative financial instruments
10. Derivative financial instruments

	June 30, 2025	December 31, 2024
	(in thousands)
	£	£
Opening Balance	—	—
Initial recognition on issuance of warrants	4,439	—
Losses on warrant remeasurement	12,648	—
Exercise of warrants	(14,483)	—

Closing Balance	2,604	—

In May 2025, the Company completed a registered direct offering comprising 2,452,935 ADSs, representing 61,323,375 ordinary shares, and 8,393,050 pre-funded
warrants, representing 209,826,250 ordinary shares, with each ADS or pre-funded
warrant accompanied by one Series A and Series B warrant to purchase one ADS. Of the £5.2 million initial proceeds, £4.4 million was allocated to the warrants, which were classified as derivative financial instruments. Both Series A and Series B warrants contained a net settlement option and a reset mechanism allowing the exercise price to be adjusted with a proportional adjustment to the number of warrants outstanding, such that the aggregate exercise price payable remained the same. In addition, the Series B warrants included a “zero exercise price” option, allowing the holder, upon payment of the nominal value, to receive three ADSs for each warrant, based on the number that would have been issued under a traditional cash exercise.
During the period, all 8,393,050
pre-funded
warrants issued in the offering were exercised for gross proceeds of £0.1 million. Following the offering, the exercise price of the Series B warrants was reset from $1.61 to $0.3643 and subsequently to the floor price of $0.1291, increasing the number of Series B warrants to 118,804,235. During the three months ended June 30, 2025 all Series B warrants were exercised under the “zero exercise price” option. This resulted in the issuance of 356,412,705 ADSs, representing 8,901,317,625 ordinary shares, and gross proceeds of £3.5 million, representing the nominal value of the ADSs issued. The exercise price of the Series A warrants was also reset to the floor price of $0.1291, increasing the number of Series A warrants to 67,781,105. As of June 30, 2025, 8,300,000 Series A warrants, representing 207,500,000 ordinary shares had been exercised for gross proceeds of £0.8 million. The total fair value of all options exercised during the period was £14.5 million.
The closing balance of £2.6 million relates to the fair value of the Series A warrants that were outstanding as of June 30, 2025. The fair value of these warrants reflects the terms of a cancellation agreement entered into on June 27, 2025, under which the Company and the warrant holders agreed to cancel the outstanding Series A warrants in exchange for a fixed cash payment. As a result, the valuation at June 30, 2025 was based on the expected economic outflow under this agreement, rather than the Black-Scholes Option Pricing model.